SEGMENTED INFORMATION - Geographic segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segmented Information
Metal sales	$ 3,212.6	$ 3,303.0
Property, plant and equipment	5,519.1	4,887.2
United States
Segmented Information
Metal sales	1,214.4	1,461.1
Property, plant and equipment	1,315.6	1,067.4
Russian Federation
Segmented Information
Metal sales	627.7	726.9
Property, plant and equipment	423.9	482.3
Brazil
Segmented Information
Metal sales	663.1	447.0
Property, plant and equipment	1,585.5	1,383.1
Chile
Segmented Information
Metal sales	113.6	52.0
Property, plant and equipment	358.2	308.8
Mauritania
Segmented Information
Metal sales	307.8	298.4
Property, plant and equipment	1,594.8	1,302.1
Ghana
Segmented Information
Metal sales	286.0	317.6
Property, plant and equipment	$ 241.1	$ 343.5